Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

(4) COMMITMENTS AND CONTINGENCIES —

From time to time, Comstock is involved in certain litigation that arises in the normal course of its operations. The Company records a loss contingency for these matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company does not believe the resolution of these matters will have a material effect on the Company’s financial position or results of operations.

The Company has entered into natural gas transportation and treating agreements through July 2019. Maximum commitments under these transportation agreements as of June 30, 2016 totaled $5.3 million.

(5) Commitments and Contingencies

Commitments

The Company rents office space and other facilities under noncancelable operating leases. Rent expense for the years ended December 31, 2013, 2014 and 2015 was $1.4 million, $1.5 million and $1.5 million, respectively. Minimum future payments under the leases at December 31, 2015 are as follows:

(In thousands)
2016	1,994
2017	2,021
2018	2,060
2019	1,560
2020	1,560
Thereafter	1,560

$10,755

As of December 31, 2015, the Company had commitments for contracted drilling rigs of $1.6 million through May 2016.

The Company has entered into natural gas transportation and treating agreements through July 2019. Maximum commitments under these transportation agreements as of December 31, 2015 totaled $6.4 million.

Contingencies

From time to time, the Company is involved in certain litigation that arises in the normal course of its operations. The Company records a loss contingency for these matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company does not believe the resolution of these matters will have a material effect on the Company’s financial position, results of operations or cash flows and no material amounts are accrued relative to these matters at December 31, 2014 or 2015.